Note 7 - Financial results (Tables)	12 Months Ended
Dec. 31, 2024
Note 7 - Financial results
Disclosure of detailed information about financial income (cost) [text block]
	Year ended December 31,
	2024	2023	2022
Interest income	229,835	201,852	86,112
Net result on changes in FV of financial assets at FVPL	12,484	11,622	(6,092)
Finance income	242,319	213,474	80,020
Finance cost	(61,212)	(106,862)	(45,940)
Net foreign exchange transactions results	61,395	218,383	15,654
Net foreign exchange derivatives contracts results	(12,727)	(8,974)	(25,666)
Other	(100,719)	(95,044)	(30,108)
Other financial results, net	(52,051)	114,365	(40,120)
Net financial results	129,056	220,977	(6,040)